RELATED PARTY TRANSACTIONS AND BALANCES - Related party transactions (Details) - Related parties - CNY (¥) ¥ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS AND BALANCES
Revenues from sales of products and provision of processing services to related party		¥ 56,319	¥ 405,220	¥ 368,941
Service expenses and silicon procurement
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases from related party		721,091	1,153,111	1,677,934
JinkoPower | Sales of products
RELATED PARTY TRANSACTIONS AND BALANCES
Revenues from sales of products and provision of processing services to related party		44,017	390,339	353,420
JinkoPower | Management service
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases from related party		13,996	19,931	16,400
JinkoPower | Rental services
RELATED PARTY TRANSACTIONS AND BALANCES
Revenues from sales of products and provision of processing services to related party		12,302	13,245	11,590
JinkoPower | Electricity fee
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases from related party		84,470	118,908	119,352
JinkoPower | Other fees
RELATED PARTY TRANSACTIONS AND BALANCES
Other fees charged by JinkoPower			(2,640)	5,109
JinkoPower | Equipment procurement
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases from related party		5,639
Zhejiang | Silicon procurement
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases from related party	¥ 81,000	80,712
Sichuan Yongxiang Technology Co., Ltd | Management service
RELATED PARTY TRANSACTIONS AND BALANCES
Revenues from sales of products and provision of processing services to related party			350
Sichuan Yongxiang Technology Co., Ltd | Silicon procurement
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases from related party		301,942	595,558
Xinte Silicon | Silicon procurement
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases from related party		234,332	421,354	1,537,073
Sweihan PV | Management service
RELATED PARTY TRANSACTIONS AND BALANCES
Revenues from sales of products and provision of processing services to related party			¥ 1,286	¥ 3,931
Sweihan PV | Disposal of equity investment
RELATED PARTY TRANSACTIONS AND BALANCES
Rental expenses from related parties		¥ 85,116